CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash flows from operating activities
Loss for the year	$ (3,723,784)	$ (2,243,560)	$ (1,650,745)
Adjustments to reconcile loss to net cash used in operating activities
Depreciation	175,075	185,348	196,694
Share-based payments	1,172,152	450,912	519,549
Impairment of exploration and evaluation assets	452,251	0	0
Accretion expense on government loan	985	623	0
Fair value gain on government loan	0	(5,062)	0
Gain on derivative instruments	0	(31,888)	30,349
Interest on lease obligation	9,320	21,393	35,419
Other non-cash adjustments	(1,940)	0	0
Changes in non-cash working capital
Advances receivable and prepaid expenses	(108,526)	(172,772)	(13,314)
Due from related parties	(258,600)	(26,474)	0
Employee retention allowance	792	3,640	8,652
Accounts payable	772,927	379,196	35,974
Accrued liabilities	(137,971)	33,082	(41,001)
Net cash used in operating activities	(1,647,318)	(1,405,562)	(878,423)
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired	0	0	(97,525)
Acquisition of additional interest in subsidiary	0	(140,000)	0
Acquisition of mineral properties	0	0	0
Acquisition of property, plant and equipment	(943,110)	0	0
Expenditures on exploration and evaluation assets	(7,072,338)	(2,796,013)	(227,089)
Net cash used in investing activities	(8,015,448)	(2,936,013)	(324,614)
Cash flows from financing activities
Proceeds from share issuances, net of issuance costs	10,008,154	5,383,914	136,000
Loans received (repaid)	(11,534)	15,316	(12,767)
Principal repayment of lease obligation	(218,880)	(213,183)	(183,342)
Due to related parties	(217,443)	(665,544)	689,940
Net cash provided from financing activities	9,560,297	4,520,503	629,831
Net increase in cash and cash equivalents during the year	(102,470)	178,928	(573,206)
Cash and cash equivalents, beginning of the year	256,624	77,696	650,902
Cash and cash equivalents, end of the year	$ 154,154	$ 256,624	$ 77,696